Events subsequent to December 31, 2023 (Details) - EUR (€) € / shares in Units, € in Billions	Feb. 02, 2025	Feb. 06, 2025	Jan. 29, 2025
Disclosure of non-adjusting events after reporting period [line items]
Value	€ 3.0
Number of shares (in shares)	29,556,650
Amount Per Share, Shares Repurchased			€ 101.50
Amount Of Shares Repurchased, Maximum Limit		€ 2.0	€ 5.0